Income Taxes Income Tax Expense (Benefit) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current Income Tax Expense (Benefit) [Abstract]
Total current income tax expense	$ 136	$ 273	$ 106
Deferred Income Tax Expense (Benefit) [Abstract]
Total deferred income tax benefit	(105)	(72)	(7)
Income tax expense	31	201	99
United States
Current Income Tax Expense (Benefit) [Abstract]
Federal	1	85	(2)
Deferred Income Tax Expense (Benefit) [Abstract]
Federal	39	(2)	95
State and local
Current Income Tax Expense (Benefit) [Abstract]
State and local	5	2	1
Deferred Income Tax Expense (Benefit) [Abstract]
State and local	2	8	(15)
Non-United States
Current Income Tax Expense (Benefit) [Abstract]
Non-United States	130	186	107
Deferred Income Tax Expense (Benefit) [Abstract]
Non-United States	$ (146)	$ (78)	$ (87)